Merger Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Merger Transactions

5. Merger Transactions

A.	Bright Green Grow Innovations, LLC Merger

On May 28, 2019, the Company entered into a merger agreement with BGGI. Pursuant to the merger agreement, BGGI transferred to the Company two parcels of land and a greenhouse building having a total net carrying value of $9,128,851 in exchange for shares of the Company (Note 6). The land transfer consisted of a 70-acre lot with a greenhouse at 1033 George Hanosh Blvd., Grants, New Mexico 87020 and a 40-acre lot in the City of Grants, New Mexico. The Company assessed that the merger transaction did not qualify as a business combination in accordance with the provisions of ASC 805. The Company accounted for the merger as an acquisition of assets. Since, under ASC 850, the merger was considered as a related party transaction by virtue of common ownership and management, the assets transferred to the Company have been accounted for at historical carrying values of BGGI.

B.	Grants Greenhouse Growers, Inc. Merger

On October 30, 2020, the Company entered into a merger agreement with Grants Greenhouse Growers, Inc. (“GGG”) (the “GGG Merger Agreement”). Pursuant to the GGG Merger Agreement, GGG was merged into the Company in exchange for 1,000,000 shares of the Company. GGG had no assets or liabilities, other than the following options agreements:

-	A Real Estate Option Agreement dated October 5, 2020, and expiring on December 31, 2021, for $1,500 monthly payments up until June 30, 2021, and $1,750 monthly payments from July 1, 2021 to December 31, 2021, with a one-year extension starting on January 1, 2022 for $2,000 monthly payments, with the option to purchase 330 acres for $5,000 per acre.

-	A Real Estate Option Agreement dated October 21, 2020, and expiring on December 31, 2021, for $1,000 monthly payments, with a one-year extension starting on January 1, 2022 for $1,500 monthly payments, with the option to purchase 175 acres for $5,000 per acre.

The Company assessed that the merger transaction did not qualify as a business combination in accordance with the provisions of ASC 805. The Company accounted for the merger as an acquisition of assets. The asset acquisition was accounted for at the fair value of the options agreement of $103,837 determined using the Black Scholes Model with assumptions including current market price of land of $4,000 per acre, exercise price of option of $5,000 per acre, dividend yield of 0.00%, risk free rate for term of 0.15%, volatility 28.4% and years remaining in the range of 2.19 to 2.24 years.

As of December 31, 2021 and 2020, management has assessed the value of these options to be impaired due to uncertainty surrounding their recoverability.

BRIGHT GREEN CORPORATION

Notes to the Condensed Financial Statements (Unaudited)

For the Three Months and Six Months Ended June 30, 2022 and 2021

(Expressed in United States Dollars)

5. Merger Transactions (continued)

C.	Naseeb, Inc. Merger

On November 10, 2020, the Company entered into a merger agreement with Naseeb, Inc. (“Naseeb”) and the sole shareholder of Naseeb, who is also a shareholder and Chairman of the Company. Pursuant to the Naseeb merger agreement, Naseeb was merged into the Company in exchange for 10,000,000 shares of the Company. Naseeb transferred to the Company their assistance that was used by the Company towards obtaining the following licenses and patents to the Company:

-	New Mexico Hemp License: Industrial Hemp is an agricultural plant that uses all the byproducts of the plant such as seeds and twigs in the production of hemp seed, hemp fiber, and other eco-friendly products.

New Mexico Board of Pharmacy Schedule 1 Bulk Manufacturers License: Securing the license was required as part of the application and consideration for a federal license. Additionally, being licensed as a Schedule 1 Bulk Manufacturer allows the Company to develop and distribute Schedule 1 drugs; an authorization precedent to the ability to grow, extract and distribute other cannabidiols, such as CBG and CBN. Moreover, with this license, the Company is exempt from the restrictions generally applicable to the cannabis industry, such as plant count and per plant taxes.

-	Federal Medical Marijuana License: The Company has a formal agreement with the Drug Enforcement Administration for the construction and operation of a federally licensed agricultural center to grow and distribute marijuana, or its chemical constituents, supplying legitimate researchers in the United States.

-	Patents: The patents held by the Company provide innovative medical therapies to a wide range of conditions. These patents can be sold, licensed, or directly marketed as clinical trials are conducted and approved by the FDA.

The Company assessed that the merger transaction did not qualify as a business combination in accordance with the provisions of ASC 805. The Company accounted for the merger as an acquisition of assets. Since, under ASC 850, the merger was considered as a related party transaction by virtue of common ownership and management, the assets transferred to the Company have been accounted for at historical cost of Naseeb of $1,000 (Note 7).

5. Merger Transactions

A. Grants Greenhouse Growers, Inc. Merger

On October 30, 2020, the Company entered into a merger agreement with Grants Greenhouse Growers, Inc. (“GGG”) (the “GGG Merger Agreement”). Pursuant to the GGG Merger Agreement, GGG was merged into the Company in exchange for 1,000,000 shares of the Company. GGG had no assets or liabilities, other than the following options agreements:

-	A Real Estate Option Agreement dated October 5, 2020, and expiring on December 31, 2022, for $1,500 monthly payments up until June 30, 2021, and $1,750 monthly payments from July 1, 2021 to December 31, 2021, with a one-year extension starting on January 1, 2022 for $2,000 monthly payments, with the option to purchase 330 acres for $5,000 per acre.

-	A Real Estate Option Agreement dated October 21, 2020, and expiring on December 31, 2022, for $1,000 monthly payments, with a one-year extension starting on January 1, 2022 for $1,500 monthly payments, with the option to purchase 175 acres for $5,000 per acre.

BRIGHT GREEN CORPORATION

Notes to Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in United States Dollars)

5. Merger Transactions (continued)

A.	Grants Greenhouse Growers, Inc. Merger (continued)

The Company assessed that the merger transaction did not qualify as a business combination in accordance with the provisions of ASC 805. The Company accounted for the merger as an acquisition of assets. The asset acquisition was accounted for at the fair value of the options agreement of $103,837 determined using the Black Scholes Model with assumptions including the current market price of land of $4,000 per acre, exercise price of the option of $5,000 per acre, dividend yield of 0.00%, risk-free rate of return of 0.15%, volatility 28.4% and years remaining in the range of 2.19 to 2.24 years. As of December 31, 2021 and 2020, management has assessed the value of these options to be impaired due to uncertainty surrounding their recoverability.

B.	Naseeb, Inc. Merger

On November 10, 2020, the Company entered into a merger agreement with Naseeb, Inc. (“Naseeb”) and the sole shareholder of Naseeb, who is also a stockholder and Chairman of the Company. Pursuant to the Naseeb merger agreement, Naseeb was merged into the Company in exchange for 10,000,000 shares of the Company. Naseeb transferred to the Company their assistance that was used by the Company towards obtaining the following licenses and patents to the Company:

-	New Mexico Hemp License: Industrial Hemp is an agricultural plant that uses all the byproducts of the plant, such as seeds and twigs in the production of hemp seed, hemp fiber, and other eco-friendly products.

New Mexico Board of Pharmacy Controlled Substance Facility and Wholesaler Licenses: Securing these license was required as part of the application and consideration for a federal license. Additionally, being licensed as a Schedule 1 Bulk Manufacturer allows the Company to develop and distribute Schedule 1 drugs; an authorization precedent to the ability to grow, extract and distribute other cannabidiols, such as CBG and CBN. Moreover, with this license, the Company is exempt from the restrictions generally applicable to the cannabis industry, such as plant count and per plant taxes.

-	Federal MOA for a Schedule I Controlled Substance Bulk Manufacturing registration: The Company has a formal agreement with the Drug Enforcement Administration for the construction and operation of a federally licensed agricultural center to grow and distribute marijuana, or its chemical constituents, supplying legitimate researchers in the United States.

-	Patents: The patents held by the Company provide innovative medical therapies to a wide range of conditions. These patents can be sold, licensed, or directly marketed as clinical trials are conducted and approved by the FDA.

BRIGHT GREEN CORPORATION

Notes to Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in United States Dollars)

5.	Merger Transactions (continued)

B.	Naseeb, Inc. Merger (continued)

The Company assessed that the merger transaction did not qualify as a business combination in accordance with the provisions of ASC 805. The Company accounted for the merger as an acquisition of assets. Since, under ASC 850, the merger was considered a related party transaction by virtue of common ownership and management, the assets transferred to the Company have been accounted for at a historical cost of Naseeb of $1,000 (Note 7).

C.	Bright Green Grow Innovations, LLC Merger

On May 28, 2019, the Company entered into a merger agreement with BGGI. Pursuant to the merger agreement, BGGI transferred to the Company two parcels of land and a greenhouse building having a total net carrying value of $9,128,851 in exchange for shares of the Company. The land transfer consisted of a 70-acre lot with a greenhouse at 1033 George Hanosh Blvd., Grants, New Mexico 87020 and a 40-acre lot in the City of Grants, New Mexico. The Company assessed that the merger transaction did not qualify as a business combination in accordance with the provisions of ASC 805. The Company accounted for the merger as an acquisition of assets. Since, under ASC 850, the merger was considered as a related party transaction by virtue of common ownership and management, the assets transferred to the Company have been accounted for at historical carrying values of BGGI.